Segment reporting - Schedule of Operating Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segment Assets and Liabilities [Abstract]
Total assets	$ 1,163,986	$ 940,379	$ 277,258
Total liabilities	748,610	587,442	$ 174,613
Additions to non-current assets	419,530	205,593
Operating segments
Operating Segment Assets and Liabilities [Abstract]
Total assets	976,791	572,394
Total liabilities	333,221	213,121
Additions to non-current assets	411,690	205,285
Operating segments | Precision Medicine
Operating Segment Assets and Liabilities [Abstract]
Total assets	233,252	300,731
Total liabilities	159,523	149,745
Additions to non-current assets	19,503	1,590
Operating segments | Therapeutics
Operating Segment Assets and Liabilities [Abstract]
Total assets	228,110	134,440
Total liabilities	17,099	9,414
Additions to non-current assets	67,715	92,867
Operating segments | Manufacturing Solutions
Operating Segment Assets and Liabilities [Abstract]
Total assets	515,429	137,223
Total liabilities	156,599	53,962
Additions to non-current assets	324,472	110,828
Reconciling items
Operating Segment Assets and Liabilities [Abstract]
Total assets	187,195	367,985
Total liabilities	415,389	374,321
Additions to non-current assets	$ 7,840	$ 308